Retirement benefits obligations - Assumptions (Details)	Dec. 31, 2019	Dec. 31, 2018
Actuarial assumptions
Discount rate	0.20%	0.90%
Salary growth rate	1.00%	1.00%
Pension growth rate	0.00%	0.00%
Discount rate
Actuarial assumptions
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(4.47%)	(4.38%)
Percentage of reasonably possible decrease in actuarial assumption	(0.25%)	(0.25%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	5.22%	4.74%
Interest rates on retirement savings capital
Actuarial assumptions
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	0.59%	1.19%
Percentage of reasonably possible decrease in actuarial assumption	(0.25%)	(0.25%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(0.53%)	(1.16%)
Salaries
Actuarial assumptions
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	0.03%	0.18%
Percentage of reasonably possible decrease in actuarial assumption	(0.25%)	(0.25%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(0.02%)	(0.18%)
Life expectancy
Actuarial assumptions
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	1.86%	1.55%
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(1.92%)	(1.56%)